AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
August 31, 2025
	Shares	Value
Common Stocks - 97.9%
Communication Services - 3.9%
IPSOS, S.A. (France)	7,998	$332,314
Nihon Falcom Corp. (Japan)	43,925	401,585
Paradox Interactive AB (Sweden)	22,045	403,532
Rightmove PLC (United Kingdom)	48,486	486,560

Total Communication Services		1,623,991
Consumer Discretionary - 15.3%
Cairn Homes PLC (Ireland)	282,793	724,617
Games Workshop Group PLC (United Kingdom)	2,551	532,575
Garrett Motion, Inc. (Switzerland)	56,160	729,518
Gift Holdings, Inc. (Japan)[1]	42,274	873,416
Hamee Corp. (Japan)	61,008	558,712
Max Stock, Ltd. (Israel)	123,298	709,699
MIPS AB (Sweden)	7,015	297,658
Niterra Co., Ltd. (Japan)	17,600	626,920
Samsonite Group, S.A. (United States)[2]	207,300	451,883
Vistry Group PLC (United Kingdom)*	38,603	318,792
Yossix Holdings Co., Ltd. (Japan)[1]	29,604	528,985

Total Consumer Discretionary		6,352,775
Consumer Staples - 9.3%
Becle SAB de CV (Mexico)	415,050	483,664
First Pacific Co., Ltd. (Hong Kong)	835,332	715,935
Grupo Herdez SAB de CV (Mexico)	190,738	697,365
Hilton Food Group PLC (United Kingdom)	39,040	438,489
Kusuri no Aoki Holdings Co., Ltd. (Japan)[1]	22,725	603,102
Sarantis, S.A. (Greece)	54,982	939,122

Total Consumer Staples		3,877,677
Financials - 12.1%
BFF Bank S.p.A. (Italy)*,2	48,859	639,754
Bolsa Mexicana de Valores SAB de CV (Mexico)	229,560	468,849
Coface, S.A. (France)	24,972	470,281
FRP Advisory Group PLC (United Kingdom)	267,370	491,473
Integral Corp. (Japan)[1]	23,900	614,614
Omni Bridgeway, Ltd. (Australia)*	416,044	439,732
Phoenix Financial, Ltd. (Israel)	23,687	837,584
Tel Aviv Stock Exchange, Ltd. (Israel)	45,185	1,048,832

Total Financials		5,011,119
Health Care - 4.2%
GVS S.p.A. (Italy)*,1,2	48,088	254,180
Haw Par Corp., Ltd. (Singapore)	61,900	675,172
Riverstone Holdings, Ltd. (Singapore)	735,700	412,831
	Shares	Value

Siegfried Holding AG (Switzerland)	3,900	$409,319

Total Health Care		1,751,502
Industrials - 28.8%
ADENTRA, Inc. (Canada)	25,924	648,784
Ashtead Technology Holdings PLC (United Kingdom)[1]	103,381	517,705
Avon Technologies PLC (United Kingdom)	17,912	461,440
Clarkson PLC (United Kingdom)	12,636	596,865
Delta Plus Group (France)	6,059	370,752
DMG Mori Co., Ltd. (Japan)	31,400	652,991
Hosokawa Micron Corp. (Japan)	14,950	574,157
Howden Joinery Group PLC (United Kingdom)	50,285	568,923
Inabata & Co., Ltd. (Japan)	25,700	602,099
Japan Elevator Service Holdings Co., Ltd. (Japan)	19,400	508,140
Krones AG (Germany)	3,387	520,913
MISUMI Group, Inc. (Japan)	39,000	591,492
NFI Group, Inc. (Canada)*	50,569	678,991
Nippon Parking Development Co., Ltd. (Japan)	386,275	761,945
Nisso Holdings Co., Ltd. (Japan)	74,800	330,411
Richelieu Hardware, Ltd. (Canada)[1]	18,950	504,607
Sanki Engineering Co., Ltd. (Japan)	16,100	544,058
Senshu Electric Co., Ltd. (Japan)	28,040	851,277
Shinnihon Corp. (Japan)	43,000	548,891
Takuma Co., Ltd. (Japan)	38,400	588,032
Volution Group PLC (United Kingdom)	65,295	557,757

Total Industrials		11,980,230
Information Technology - 16.2%
Ai Holdings Corp. (Japan)	30,250	528,342
Argo Graphics, Inc. (Japan)	16,525	526,928
Broadleaf Co., Ltd. (Japan)	125,000	638,174
Digital Hearts Holdings Co., Ltd. (Japan)	49,975	329,792
Digital Information Technologies Corp. (Japan)	49,446	773,601
Incap Oyj (Finland)*,1	41,294	491,172
Kaga Electronics Co., Ltd. (Japan)	21,100	493,384
Kitron A.S.A. (Norway)	192,163	1,116,693
Macnica Holdings, Inc. (Japan)	30,100	409,506
Tsuzuki Denki Co., Ltd. (Japan)	29,800	644,007
ULS Group, Inc. (Japan)	14,400	758,640

Total Information Technology		6,710,239
Materials - 6.5%
Corticeira Amorim SGPS, S.A. (Portugal)[1]	49,473	437,086
Elopak A.S.A. (Norway)	183,151	857,255
Huhtamaki Oyj (Finland)	15,691	557,390

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 6.5% (continued)
Marshalls PLC (United Kingdom)	114,720	$276,929
Vidrala, S.A. (Spain)	5,325	574,478

Total Materials		2,703,138
Real Estate - 1.6%
Far East Consortium International, Ltd. (Hong Kong)	3,031,214	299,338
Safestore Holdings PLC, REIT (United Kingdom)	43,260	368,496

Total Real Estate		667,834

Total Common Stocks (Cost $36,263,319)		40,678,505

	Principal Amount
Short-Term Investments - 2.0%
Joint Repurchase Agreements - 0.4%[3]
Citadel Securities LLC, dated 08/29/25, due 09/02/25, 4.380% total to be received $154,075 (collateralized by various U.S. Treasuries, 0.000% - 6.750%, 09/18/25 - 08/15/55, totaling $157,156)	$154,000	154,000
HSBC Securities USA, Inc., dated 08/29/25, due 09/02/25, 4.330% total to be received $656 (collateralized by various U.S. Treasuries, 0.000% - 1.625%, 04/15/27 - 08/15/53, totaling $669)	656	656
	Principal Amount	Value

JPMorgan Securities LLC, dated 08/29/25, due 09/02/25, 4.330% total to be received $5,398 (collateralized by a U.S. Treasury, 4.500%, 12/31/31, totaling $5,503)	$5,395	$5,395
Natwest Markets Securities, Inc., dated 08/29/25, due 09/02/25, 4.330% total to be received $4,580 (collateralized by various U.S. Treasuries, 2.875% - 4.625%, 06/30/27 - 02/15/35, totaling $4,670)	4,578	4,578

Total Joint Repurchase Agreements		164,629
Repurchase Agreements - 1.6%
Fixed Income Clearing Corp., dated 08/29/25, due 09/02/25, 4.100% total to be received $672,306 (collateralized by a U.S. Treasury Note, 4.625%, 09/30/28, totaling $685,477)	672,000	672,000

Total Short-Term Investments (Cost $836,629)		836,629
Total Investments - 99.9% (Cost $37,099,948)		41,515,134
Other Assets, less Liabilities - 0.1%		33,065
Net Assets - 100.0%		$41,548,199

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,432,731 or 5.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the value of these securities amounted to $1,345,817 or 3.2% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of August 31, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$2,851,579	$9,128,651	—	$11,980,230
Information Technology	—	6,710,239	—	6,710,239
Consumer Discretionary	729,518	5,623,257	—	6,352,775
Financials	1,400,054	3,611,065	—	5,011,119
Consumer Staples	2,558,640	1,319,037	—	3,877,677
Materials	1,134,184	1,568,954	—	2,703,138
Health Care	412,831	1,338,671	—	1,751,502
Communication Services	—	1,623,991	—	1,623,991
Real Estate	—	667,834	—	667,834
Short-Term Investments
Joint Repurchase Agreements	—	164,629	—	164,629
Repurchase Agreements	—	672,000	—	672,000
Total Investments in Securities	$9,086,806	$32,428,328	—	$41,515,134

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended August 31, 2025, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at August 31, 2025, was as follows:
Country	% of Long-Term Investments
Australia	1.1
Canada	4.5
Finland	2.6
France	2.9
Germany	1.3
Greece	2.3
Hong Kong	2.5
Ireland	1.8
Israel	6.4
Italy	2.2
Japan	39.0
Country	% of Long-Term Investments
Mexico	4.0
Norway	4.8
Portugal	1.1
Singapore	2.7
Spain	1.4
Sweden	1.7
Switzerland	2.8
United Kingdom	13.8
United States	1.1
100.0

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at August 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,432,731	$164,629	$2,398,145	$2,562,774
The following table summarizes the securities received as collateral for securities lending at August 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.000%	10/16/25-05/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.